Securities Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	$ 9,067.8	$ 3,480.5
LESS THAN 12 MONTHS UNREALIZED LOSSES	33.4	34.2
12 MONTHS OR LONGER FAIR VALUE	1,155.7	1,120.1
12 MONTHS OR LONGER UNREALIZED LOSSES	51.6	65.3
TOTAL FAIR VALUE	10,223.5	4,600.6
TOTAL UNREALIZED LOSSES	85.0	99.5
Obligations of States and Political Subdivisions
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	2.7	3.0
LESS THAN 12 MONTHS UNREALIZED LOSSES	0.1
12 MONTHS OR LONGER FAIR VALUE		3.2
12 MONTHS OR LONGER UNREALIZED LOSSES		0.4
TOTAL FAIR VALUE	2.7	6.2
TOTAL UNREALIZED LOSSES	0.1	0.4
Government Sponsored Agency
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	5,492.5	980.7
LESS THAN 12 MONTHS UNREALIZED LOSSES	14.1	11.0
12 MONTHS OR LONGER FAIR VALUE	470.1	328.7
12 MONTHS OR LONGER UNREALIZED LOSSES	3.3	2.5
TOTAL FAIR VALUE	5,962.6	1,309.4
TOTAL UNREALIZED LOSSES	17.4	13.5
Corporate Debt
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	1,027.5	930.6
LESS THAN 12 MONTHS UNREALIZED LOSSES	4.1	1.1
12 MONTHS OR LONGER FAIR VALUE	123.6	475.2
12 MONTHS OR LONGER UNREALIZED LOSSES	1.6	0.4
TOTAL FAIR VALUE	1,151.1	1,405.8
TOTAL UNREALIZED LOSSES	5.7	1.5
Residential Mortgage-Backed
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	4.7
LESS THAN 12 MONTHS UNREALIZED LOSSES	0.9
12 MONTHS OR LONGER FAIR VALUE	158.8	248.8
12 MONTHS OR LONGER UNREALIZED LOSSES	31.4	54.3
TOTAL FAIR VALUE	163.5	248.8
TOTAL UNREALIZED LOSSES	32.3	54.3
Other Asset-Backed
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	824.6	513.5
LESS THAN 12 MONTHS UNREALIZED LOSSES	2.3	2.2
12 MONTHS OR LONGER FAIR VALUE	205.7	27.0
12 MONTHS OR LONGER UNREALIZED LOSSES	1.0	0.1
TOTAL FAIR VALUE	1,030.3	540.5
TOTAL UNREALIZED LOSSES	3.3	2.3
Certificates of Deposit
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	1,019.9
LESS THAN 12 MONTHS UNREALIZED LOSSES	0.3
TOTAL FAIR VALUE	1,019.9
TOTAL UNREALIZED LOSSES	0.3
Auction Rate Securities
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	61.0	77.6
LESS THAN 12 MONTHS UNREALIZED LOSSES	7.3	3.3
12 MONTHS OR LONGER FAIR VALUE	52.6	0.7
12 MONTHS OR LONGER UNREALIZED LOSSES	5.2	0.1
TOTAL FAIR VALUE	113.6	78.3
TOTAL UNREALIZED LOSSES	12.5	3.4
Others
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE	634.9	482.2
LESS THAN 12 MONTHS UNREALIZED LOSSES	4.3	6.8
12 MONTHS OR LONGER FAIR VALUE	144.9	36.5
12 MONTHS OR LONGER UNREALIZED LOSSES	9.1	7.5
TOTAL FAIR VALUE	779.8	518.7
TOTAL UNREALIZED LOSSES	13.4	14.3
U.S. Government
Investments, Unrealized Loss Position [Line Items]
LESS THAN 12 MONTHS FAIR VALUE		492.9
LESS THAN 12 MONTHS UNREALIZED LOSSES		9.8
TOTAL FAIR VALUE		492.9
TOTAL UNREALIZED LOSSES		$ 9.8